Business Combination with Fathom OpCo - Summary of Pro Forma Information (Unaudited) (Details) - Fathom OpCo [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Business Acquisition [Line Items]
Pro forma revenue	$ 162,563	$ 149,405
Pro forma net (loss)	(14,088)	(17,939)
Pro forma net (loss) attributable to controlling interest	(5,297)	(6,745)
Pro forma net (loss) attributable to noncontrolling interest	$ (8,791)	$ (11,194)